Operating Segments - Schedule of Segment Revenues and Results (Details) - Operating segments [member] - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 124,388,391	RM 90,798,144	RM 35,569,882
Net profit	34,503,051	33,198,525	13,891,022
Other gains and losses	424,251	(517,819)	(115,972)
Interest income	18,507	7,323	49
Finance cost	(589,699)	(92,587)	(51,104)
Profit before income tax	34,356,110	32,595,442	13,723,995
Income tax benefit/(expense)	(484,662)	619,698	6,590,981
Profit for the year	33,871,448	33,215,140	20,314,976
Interest income	5,430,828	1,897,005
Interest income	2,472,194	1,036,516
Business strategy consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	66,271,454	67,252,153	17,681,457
Net profit	20,357,302	21,908,118	4,695,816
Technology development, solutions and consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	51,018,808	20,525,915	17,505,200
Net profit	11,598,867	9,918,688	8,450,724
Other Segments [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	1,667,301	1,123,071	383,225
Net profit	RM 74,688	RM 335,203	RM 744,482